Segment Information (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenue	$ 55,178	$ 49,154	$ 112,676	$ 99,435
Asia
Revenue	29,709	31,403	61,699	65,490
Europe
Revenue	15,699	8,930	33,241	16,725
North America
Revenue	5,952	6,790	10,340	13,180
Australia
Revenue	$ 3,818	$ 2,031	$ 7,396	$ 4,040